VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Components of vessels and equipment, net
Useful lives applied in depreciation are as follows:

Vessels (excluding converted FSRU and FLNG)	40 years
Vessels - converted FSRU	20 years from conversion date
Vessels - FLNG	30 years from conversion date
Deferred drydocking expenditure	5 years
Deferred drydocking expenditure - FLNG	20 years
Mooring equipment - FLNG	8 years
Office equipment and fittings	3 to 6 years

	Year Ended December 31, 2021
(in thousands of $)	Vessels and equipment	Mooring equipment	Deferred Drydocking expenditure	Office equipment and fittings	Total
Cost
As of January 1	3,298,854	45,771	137,951	8,166	3,490,742
Additions	—	—	—	87	87
Write-offs (1)	(87)	—	—	(96)	(183)
As of December 31	3,298,767	45,771	137,951	8,157	3,490,646

Depreciation, amortization and impairment
As of January 1	(465,206)	(14,820)	(23,014)	(4,629)	(507,669)
Charge for the year (2)	(86,238)	(5,543)	(12,587)	(1,118)	(105,486)
Write-offs (1)	87	—	—	96	183
As of December 31	(551,357)	(20,363)	(35,601)	(5,651)	(612,972)

Net book value as at December 31, 2021	2,747,410	25,408	102,350	2,506	2,877,674

	Year Ended December 31, 2020
(in thousands of $)	Vessels and equipment	Mooring equipment	Deferred Drydocking expenditure	Office equipment and fittings	Total
Cost
As of January 1	3,429,317	45,771	140,738	8,398	3,624,224
Additions	3,282	—	3,713	161	7,156
Transfer to asset under development (3)	(127,620)	—	—	—	(127,620)
Write-offs (1)	(6,125)	—	(6,500)	(393)	(13,018)
As of December 31	3,298,854	45,771	137,951	8,166	3,490,742

Depreciation, amortization and impairment
As of January 1	(434,396)	(9,106)	(16,434)	(3,739)	(463,675)
Charge for the year	(87,383)	(5,714)	(13,080)	(1,283)	(107,460)
Transfer to asset under development (3)	50,448	—	—	—	50,448
Write-offs (1)	6,125	—	6,500	393	13,018
As of December 31	(465,206)	(14,820)	(23,014)	(4,629)	(507,669)

Net book value as at December 31, 2020	2,833,648	30,951	114,937	3,537	2,983,073

(1) Write-offs relates to fully depreciated or fully amortized assets.

(2) Depreciation and amortization charge for the years ended December 31, 2021 and 2020, excludes $0.5 million and, $0.5 million respectively, of amortization charges in relation to the Cameroon License fee.

(3) Relates to the reclassification of LNG Croatia's carrying value and associated accumulated depreciation to “Asset under development” (note 18).

Market values and carrying values of vessels
The following table presents the market values and carrying values of our vessels that we have determined to have market values that are less than their carrying values as of December 31, 2021. However, based on the estimated future undiscounted cash flows of these vessels, which are significantly greater than the respective carrying values, no impairment was recognized.

(in millions of $)

Vessel	2021 Market value (1)	2021 Carrying value	Deficit
Golar Arctic	42.0	123.2	(81.2)
Golar Bear	156.0	172.8	(16.8)
Golar Crystal	155.5	167.8	(12.3)
Golar Frost	156.5	175.8	(19.3)
Golar Glacier	158.0	172.0	(14.0)
Golar Ice	160.8	179.2	(18.4)
Golar Kelvin	160.3	173.5	(13.2)
Golar Seal	153.3	163.0	(9.7)
Golar Snow	161.8	179.2	(17.4)
(1) Market values are determined using reference to average broker values provided by independent brokers. Broker values are considered an estimate of the market value for the purpose of determining whether an impairment trigger exists. Broker values are commonly used and accepted by our lenders in relation to determining compliance with relevant covenants in applicable credit facilities for the purpose of assessing security quality.